INSURANCE RESERVES (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 USD ($)
Income From Insurance Operations [Abstract]
Gross written premiums	€ 511	€ 630	€ 776
Cancellation commissions	2	3	3
Other insurance related income / (expense)	0	0	(2)
Total income from insurance operations	513	633	777
Income From Insurance Operations Textuals [Abstract]
Premiums assumed included in premiums earned	1	0	0
Premiums earned on long-duration life insurance contracts	151	87	125
Property and casualty reserves
Reserves for outstanding claims and claim adjustment expenses as at January 1,	638	750
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	114	170
Change in provision for insured events of prior years	(10)	(61)
Total incurred claims and claims adjustment expenses	104	109
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(37)	(62)
Claims and claim adjustment expenses attributable to insured events of prior years	(83)	(104)
Total payments	(120)	(166)
Changes in unearned premium reserves	(19)	(55)
Reserves for outstanding claims and claim adjustment expenses as at December 31,	603	638	750
Future policy benefit liabilities
Mathematical and other future policy benefit liabilities at 1 January	1,879	2,011
Increase in reserves	300	223
Paid claims and other movements	(278)	(355)
Mathematical and other future policy benefit liabilities at December 31,	1,901	1,879	2,011
Total insurance reserves	2,504	2,517		3,473
Property And Casualty Reserves Texual Details [Abstract]
The share of reinsurers in property and casualty insurance reserves amounted to	588	102
Estimate of insurance contract liabilities	3.75%
Short-duration life insurance contracts [Abstract]
Premiums written	153	226	227
Reinsurance ceded	(4)	(4)	(5)
Net written premiums	149	222	222
Premiums earned	151	233	204
Reinsurance ceded	(8)	(8)	(10)
Net earned premiums	143	225	194
Property and casualty insurance contracts
Direct premiums written	259	310	453
Reinsurance assumed	8	7	11
Reinsurance Ceded	(58)	(73)	(71)
Net premiums written	209	244	393
Direct Premiums Earned	279	372	513
Reinsurance assumed	4	4	3
Reinsurance Ceded	(60)	(70)	(81)
Net premiums earned	€ 223	€ 306	€ 435